Employee Share Ownership Plans - Summary of Description of Plans (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2018 USD ($)
STIP and GSTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	2 years
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	3 years
Maximum employee contributions to acquire shares	$ 5,000
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage per year	5.50%
Vesting period	5 years
Long-Term Incentive Plan [member] | Peer Group Total Shareholder Return [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage	67.00%
Long-Term Incentive Plan [member] | Index Total Shareholder Return [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage	33.00%
Bottom of range [Member] | Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	3 years
Bottom of range [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	1 year
Top of range [Member] | Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	4 years
Top of range [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	5 years